General information	12 Months Ended
Dec. 31, 2023
General information about financial statements [Abstract]
General information	General information
Alvotech (the “Parent” or the “Company” or “Alvotech”), previously known as Alvotech Lux Holdings S.A.S., the surviving company after the Business Combination (as defined below) with, among other parties, Alvotech Holdings S.A. (the “Predecessor”), is a Luxembourg public limited company (société anonyme) incorporated and existing under the laws of the Grand Duchy of Luxembourg, having its registered office at 9, rue de Bitbourg, L-1273 Luxembourg, Grand Duchy of Luxembourg and is registered with the Luxembourg Trade and Companies’ Register under number B 258884. The Company was incorporated on 23 August 2021. These consolidated financial statements were approved by the Group’s Board of Directors, and authorized for issue, on 20 March 2024.
The Company and its subsidiaries (collectively referred to as the “Group”) are a global biotech company specialized in the development and manufacture of biosimilar medicines for patients worldwide. The Group has commercialized a certain biosimilar product and has multiple biosimilar molecules.
1.1 Capital Reorganization
On 15 June 2022 (the “Closing Date”), the Company consummated the capital reorganization with Alvotech Holdings S.A. and OACB (the “Business Combination” or “Capital Reorganization”) pursuant to the business combination agreement, dated as of 7 December 2021, as amended by an amendment agreement dated 18 April 2022 and 7 June 2022 (the “Business Combination Agreement”), by and among the Company, Oaktree Acquisition Corp. II (“OACB”) and the Predecessor. The closing of the Business Combination resulted in the following transactions:
•OACB merged with and into the Company, whereby (i) all of the outstanding ordinary shares of OACB (“OACB Ordinary Shares”) were exchanged for ordinary shares of Alvotech (“Ordinary Shares”) on a one-for-one basis, pursuant to a share capital increase of Alvotech and (ii) all of the outstanding warrants of OACB ceased to represent a right to acquire OACB Ordinary Shares and now represent a right to be issued one Ordinary Share, with Alvotech as the surviving company in the merger. Prior to the merger OACB shares were redeemed, resulting in $9.8 million of cash proceeds from the OACB trust account;
•Alvotech redeemed and canceled the initial shares held by the initial sole shareholder of Alvotech pursuant to a share capital reduction of Alvotech;
•The legal form of Alvotech changed from a simplified joint stock company (société par actions simplifiée) to a public limited liability company (société anonyme) under Luxembourg law; and
•The Predecessor merged with and into the Parent, whereby all outstanding ordinary shares of the Predecessor (“Predecessor Ordinary Shares”) were exchanged for Ordinary Shares, pursuant to a share capital increase of Alvotech, with Alvotech as the surviving company in the merger.
Concurrently with the execution of the Business Combination Agreement, OACB and Alvotech entered into subscription agreements (“Subscription Agreements”) with certain investors (the “PIPE Financing”). On 15 June 2022, immediately prior to the closing of the Business Combination, the PIPE Financing was closed, pursuant to the Subscription Agreements, in which subscribers collectively subscribed for 17,493,000 Ordinary Shares at $10.00 per share for an aggregate subscription price equal to $174.9 million.
As part of the Business Combination, Predecessor shareholders were granted a total of 38,330,000 Ordinary Shares subject to certain vesting conditions (“Predecessor Earn Out Shares”). Former OACB shareholders were granted a total of 1,250,000 Ordinary Shares subject to certain vesting conditions (“OACB Earn Out Shares”). Additionally, as part of the Business Combination the Company assumed the 10,916,647 outstanding warrants (“OACB Warrants”), on substantially the same contractual terms and conditions as were in effect immediately prior to the Business Combination. See Note 28 for further details.
The Business Combination was accounted for as a capital reorganization. Under this method of accounting, OACB was treated as the “acquired” company for financial reporting purposes, with Alvotech Holdings S.A. being the accounting acquirer and accounting predecessor. Accordingly, the capital reorganization was treated as the equivalent of Alvotech issuing shares at the closing of the Business Combination for the net assets of OACB as of the Closing Date, accompanied by a recapitalization. The capital reorganization, which was not within the scope of IFRS 3 since OACB did not meet the definition of a business in accordance with that guidance, was accounted for within the scope of IFRS 2. In accordance with IFRS 2, Alvotech recorded a one-time non-cash share listing expense of $83.4 million, recognized as a general and administrative expense, based on the excess of the fair value of
Alvotech shares issued, at the Closing Date, over the fair value of OACB’s identifiable net assets acquired. The fair value of shares issued was estimated based on a market price of $9.38 per share as of 15 June 2022.

	Shares	(in 000s)
OACB Shareholders
Class A Shareholders	976,505
Class B Shareholders	5,000,000
OACB Earn Out Shares	1,250,000
Total Alvotech Shares issued to OACB shareholders	7,226,505
Fair value of Shares issued to OACB as of 15 June 2022		$56,060
Fair value of OACB Earn Out Shares issued to OACB as of 15 June 2022		9,100
Estimated fair market value		65,160
Adjusted net liabilities of OACB as of 15 June 2022		(18,251)
Difference – being the share listing expense		83,411
In connection with the Business Combination and PIPE Financing, the Company incurred $28.5 million of transaction costs, which represent legal, financial advisory, and other professional fees in connection with the Business Combination and PIPE Financing, during the year ended December 31, 2022. Of this amount, $5.6 million represented equity issuance costs related to PIPE Financing that were capitalized in share premium. The remaining $22.9 million was recognized as general and administrative expense.
1.2 Information about subsidiaries and joint ventures

Entity name	Principal activity	Issued and paid capital (presented in whole shares)	Place of establishment	Proportion of ownership and voting power held by Alvotech
				31.12.2023	31.12.2022
Alvotech hf	Biopharm.	3,893,650	Iceland	100.00%	100.00%
Alvotech Germany GmbH	Biopharm.	31,182	Germany	100.00%	100.00%
Alvotech Swiss AG	Biopharm.	153,930	Switzerland	100.00%	100.00%
Alvotech Hannover GmbH	Biopharm.	29,983	Germany	100.00%	100.00%
Alvotech Malta Ltd	Group Serv.	80,450	Malta	100.00%	100.00%
Alvotech USA Inc	Biopharm.	10	USA	100.00%	100.00%
Alvotech UK Ltd	Group Serv.	135	UK	100.00%	100.00%
Alvotech Manco ehf	Group Serv.	215,390	Iceland	100.00%	100.00%
Alvotech Biosciences India Private Ltd	Biopharm	96,113	India	100.00%	100.00%
Fasteignafelagið Sæmundur hf	Real estate	12,965,337	Iceland	100.00%	100.00%
Alvotech & CCHN Biopharmaceutical Co. Ltd*	Biopharm.	110,000,021	China	50.00%	50.00%
*Alvotech & CCHN Biopharmaceutical Co. Ltd. is an unconsolidated joint venture (see Note 27).
1.3 Information about shareholders
Significant shareholders of the Company are Aztiq Pharma Partners S.à r.l. (Aztiq) and Alvogen Lux Holdings S.à r.l. (Alvogen), with 37.9% and 33.7% ownership interest as of 31 December 2023, and 40.7% and 35.8% ownership interest as of 31 December 2022, respectively. The remaining 28.4% ownership interest is held by various entities, with no single shareholder holding more than 2.4% ownership interest as of 31 December 2023.
The remaining 23.5% ownership interest was held by various entities, with no single shareholder holding more than 2.4% ownership interest as of 31 December 2022.
1.4 Going concern
The Group has primarily funded its operations with proceeds from the issuance of ordinary shares and the issuance of loans and borrowings to both related parties and third parties. The Group has also incurred recurring losses since its inception, including net losses of $551.7 million, $513.6 million, and $101.5 million for the years ended 31 December 2023, 2022, and 2021, respectively, and had an accumulated deficit of $2,205.8 million as of 31 December 2023. The Group has not generated positive operational cash flow, largely due to the continued focus on biosimilar product development and expansion efforts.
As of 31 December 2023, the Group had cash and cash equivalents, excluding restricted cash, of $11.2 million and current assets less current liabilities of ($66.1) million.
The Group devotes substantially all of its efforts towards obtaining regulatory approval and raising capital necessary to fund its operations and it is subject to a number of risks associated with clinical research and development, the development of and regulatory approval of commercially viable biosimilar products, the need to raise adequate additional financing necessary to fund the development and commercialization of its biosimilar products.
The Company announced in February 2024 that the U.S. Food and Drug Administration ("FDA") has approved SIMLANDI (adalimumab) injection, as an interchangeable biosimilar to Humira, for the treatment of adult rheumatoid arthritis, juvenile idiopathic arthritis, adult psoriatic arthritis, adult ankylosing spondylitis, Crohn’s disease, adult ulcerative colitis, adult plaque psoriasis, adult hidradenitis suppurativa and adult uveitis. Teva is Alvotech’s strategic partner for the exclusive commercialization of SIMLANDI in the United States. SIMLANDI is the first high-concentration, citrate-free biosimilar to Humira that has been granted an interchangeability status by the FDA, and will qualify for interchangeable exclusivity for the 40mg/0.4ml injection. This approval is an important milestone for the Company to access the U.S. market with a unique positioning. The Company expects to launch AVT02 with its partner Teva in the United States during the first half of 2024.

Additionally, in February 2024, the Company announced it has reached settlement agreements with Johnson & Johnson in Japan, Canada and in the European Economic Area (EEA) for AVT04, a biosimilar to Stelara (ustekinumab). Regulatory approval for AVT04 in these markets has already been granted. Market applications for AVT04 are currently pending in additional global markets, including in the U.S. Market entry of AVT04 in Canada started in March 2024. Launch of AVT04 in Japan is anticipated after the upcoming round of National Health Insurance reimbursement price listings, in May 2024. Entry to the first European markets is expected as soon as possible after the expiration date of the European Supplementary Protection Certificate for Stelara, which is in late July 2024. These approvals represent another significant milestone for the Company to tap into the Stelara market.
The closing of the private placement equity offering in February 2024 provided the Group with gross proceeds of $166 million (net proceeds of $160 million) that is expected to be used to finance general corporate purposes and working capital, to strengthen its production capacity, and to support expected biosimilars launches. As part of the transaction, the Group sold 10,127,132 Ordinary Shares, par value USD 0.01 per share, at a purchase price of $16.41 per share, or ISK 2,250 per share, at foreign exchange rates on 23 February 2024.
Additionally, the Group expects to continue to source its financing during the development of its biosimilar products from existing out-license contracts with commercial partners. In light of these conditions and events management evaluated whether there is substantial doubt about the Group’s ability to continue as a going concern for at least one year after the date that the consolidated financial statements are issued. Based on the cash on hand, funding received, and projected future cash flows, management concluded that the Group has the ability to continue as a going concern for at least one year after the date that the consolidated financial statements are issued. As such, the consolidated financial statements have been prepared on a going concern basis
However, although management continues to pursue these plans, there is no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group to fund continuing operations, if at all. If financing is obtained, the terms of such financing may adversely affect the holdings or the rights of the Group’s shareholders. The ability to obtain funding, therefore, is outside of management’s control and is a material uncertainty that may cast significant doubt upon the Group’s ability to continue as a going concern.
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